Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Statement of changes in equity [abstract]
Issuance of share capital and warrants, net of issue expenses	$ 621	$ 1,314